UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: __1__
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, February 4, 2008


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$111,513

List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      790     9366 SH       SOLE                     7366              2000
Adobe Systems Inc              COM              00724F101      244     5700 SH       SOLE                     4500              1200
Altria Group Inc               COM              02209S103     2539    33595 SH       SOLE                    27095              6500
American Express Co.           COM              025816109      333     6400 SH       SOLE                     5400              1000
Anheuser Busch Co.             COM              035229103      230     4400 SH       SOLE                     2200              2200
BMC Software                   COM              055921100      317     8900 SH       SOLE                     6950              1950
BP-Amoco                       COM              055622104      387     5288 SH       SOLE                     1788              3500
Bank Of America Corp           COM              060505104      491    11898 SH       SOLE                    10458              1440
Bank Of New York Mellon Corp   COM              064057102      206     4230 SH       SOLE                     4042               188
Baxter International Inc.      COM              071813109      252     4335 SH       SOLE                     3335              1000
Boeing Co                      COM              097023105      301     3440 SH       SOLE                     2500               940
Centurytel Inc.                COM              156700106      253     6100 SH       SOLE                     5140               960
Church & Dwight Co Inc         COM              171340102      327     6050 SH       SOLE                     5300               750
Cigna Corp                     COM              125509109      338     6285 SH       SOLE                     5130              1155
Citigroup Inc                  COM              172967101      619    21021 SH       SOLE                    14380              6641
Corning Inc                    COM              219350105      259    10790 SH       SOLE                     8290              2500
Devon Energy Corp              COM              25179M103      280     3145 SH       SOLE                     2645               500
Edison International           COM              281020107      293     5490 SH       SOLE                     4855               635
Erie Indemnity Co              COM              29530P102     1481    28534 SH       SOLE                     5980             22554
Exxon Mobil Corp               COM              30231G102     1183    12626 SH       SOLE                     5676              6950
F N B Corp-Pa                  COM              302520101      206    14000 SH       SOLE                    14000
Fedex Corp                     COM              31428X106      321     3600 SH       SOLE                     3000               600
General Dynamics Corp          COM              369550108      267     3000 SH       SOLE                     3000
General Electric Co            COM              369604103     1389    37461 SH       SOLE                    30761              6700
Hewlett-Packard Co.            COM              428236103      552    10936 SH       SOLE                     9236              1700
Humana Inc.                    COM              444859102      269     3575 SH       SOLE                     3425               150
IBM                            COM              459200101      552     5105 SH       SOLE                     4365               740
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      779    23873 SH       SOLE                    19147              4726
L-3 Communications Holdings    COM              502424104      959     9050 SH       SOLE                     7450              1600
Loews Corp Carolina Group      COM              540424207      486     5700 SH       SOLE                     4600              1100
Marathon Oil                   COM              565849106      208     3410 SH       SOLE                     3120               290
McKesson Hboc Inc.             COM              58155Q103      607     9260 SH       SOLE                     7555              1705
Oneok Inc.                     COM              682680103      218     4880 SH       SOLE                     4130               750
Overseas Shipholding Group Inc COM              690368105      220     2950 SH       SOLE                     2150               800
Pepsico Inc                    COM              713448108      336     4425 SH       SOLE                     4425
Procter & Gamble Co            COM              742718109      616     8384 SH       SOLE                     7884               500
Qwest Communications           COM              749121109       85    12137 SH       SOLE                    10462              1675
Raytheon Co                    COM              755111507      402     6615 SH       SOLE                     5690               925
SEI Investments Co             COM              784117103      270     8400 SH       SOLE                     8000               400
Schlumberger Ltd.              COM              806857108      246     2500 SH       SOLE                     2000               500
Stericycle                     COM              858912108      222     3740 SH       SOLE                     2340              1400
Stryker Corp                   COM              863667101      253     3381 SH       SOLE                     1581              1800
Travelers Cos Inc              COM              89417E109      372     6915 SH       SOLE                     4550              2365
US Bancorp Del Com New         COM              902973304      238     7500 SH       SOLE                     6300              1200
Union Pacific Corp.            COM              907818108      314     2500 SH       SOLE                                       2500
Verizon Communications         COM              92343V104      285     6513 SH       SOLE                     6513
Wells Fargo & Co               COM              949746101      411    13625 SH       SOLE                    12625              1000
Davis Ny Venture Y             MF               239080401      213     5267 SH       SOLE                     5267
Fidelity Adv Equity Growth Fd  MF               315805101      367     5352 SH       SOLE                     5352
Fidelity Spartan Us Equity Ind MF               315911206      491     9457 SH       SOLE                                       9457
Franklin Income Fd             MF               353496805       43    16580 SH       SOLE                    16580
Materials Select Sector SPDR E MF               81369Y100      514    12320 SH       SOLE                    10560              1760
Schwab Instl Select S&P 500    MF               808509798    17338  1495966 SH       SOLE                  1495966
Vanguard Index 500 Portfolio   MF               922908108     4876    36078 SH       SOLE                    31280              4798
Vanguard Morgan Growth         MF               921928107     5588   285964 SH       SOLE                   267811             18152
iShares DJ US Technology ETF   MF               464287721      237     3793 SH       SOLE                     3581               212
iShares Russell 1000 Grwth ETF MF               464287614      431     7084 SH       SOLE                     6939               145
iShares S&P 500 ETF            MF               464287200     1231     8387 SH       SOLE                     8046               341
Buffalo Science & Technology F MF               119530103     4434   329901 SH       SOLE                   320794              9107
Calamos Growth Fd              MF               128119302    11541   196782 SH       SOLE                   192824              3958
Fidelity Spartan Ext Mkt Index MF               315911503      289     7553 SH       SOLE                                       7553
Janus MC Value Fd              MF               471023598     2347   104649 SH       SOLE                   100919              3729
Meridian Growth Fund           MF               589619105     1383    36663 SH       SOLE                    33359              3304
Muhlenkamp Fd                  MF               962096103     3617    55646 SH       SOLE                    53965              1680
Rainier Small/Mid Growth Fd    MF               750869208     2321    58958 SH       SOLE                    58958
T Rowe MC Growth               MF               779556109     6146   106579 SH       SOLE                   105696               883
iShares Russell MC ETF         MF               464287473     1101     7805 SH       SOLE                     7458               347
iShares Russell MC Growth ETF  MF               464287481     3412    29946 SH       SOLE                    27493              2453
Buffalo SC Fund                MF               119804102     1498    61992 SH       SOLE                    61137               855
Diamond Hill SC Fd             MF               25264S304      770    34197 SH       SOLE                    33566               631
Janus SC Value Fd              MF               471023564      690    30656 SH       SOLE                    30656
UMB Scout SC Fd                MF               904199700     2897   164244 SH       SOLE                   162162              2082
Vanguard Explorer Fd           MF               921926101     1871    26288 SH       SOLE                    25301               986
iShares Russell 2000 Growth ET MF               464287648      855    10236 SH       SOLE                     9342               894
iShares Russell 2000 Value ETF MF               464287630      882    12516 SH       SOLE                    11693               823
Artisan Int'l Fund             MF               04314H204     2823    94486 SH       SOLE                    91686              2800
Julius Baer Intl A             MF               481370104     2285    52357 SH       SOLE                    50830              1527
T.Rowe Emerging Market Stock F MF               77956g864      382     8891 SH       SOLE                     8350               541
Thornburg In'tl Value I        MF               885215566      649    19136 SH       SOLE                    18395               741
UMB Scout Int'l Fd             MF               904199403     5790   154899 SH       SOLE                   150716              4183